Interim condensed consolidated statement of financial position - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 12,917,748	$ 14,549,906
Trade and other receivables	33,551,394	18,448,882
Inventories	10,783,508	8,398,212
Other financial assets	2,234,862	1,627,150
Tax assets	5,685,067	6,273,802
Other assets	2,763,568	2,333,091
Current assets subtotal	67,936,147	51,631,043
Assets held for sale	76,105	64,704
Total current assets	68,012,252	51,695,747
Non-current assets
Trade and other receivables	28,493,346	24,159,716
Other financial assets	964,556	1,307,584
Investments in associates and joint ventures	8,932,511	8,357,186
Property, plant, and equipment	96,760,471	90,076,526
Natural and environmental resources	40,965,298	35,909,844
Right-of-use-assets	605,332	496,678
Intangible assets	17,009,782	15,508,516
Tax assets	11,005,466	9,030,132
Goodwill	5,238,201	4,686,324
Other assets	1,389,227	1,198,363
Total non-current assets	211,364,190	190,730,869
Total assets	279,376,442	242,426,616
Current liabilities
Loans and borrowings	22,614,434	9,206,283
Trade and other payables	17,089,949	13,568,231
Provisions for employee benefits	2,217,195	2,296,253
Tax liabilities	6,516,616	2,152,104
Accrued liabilities and provisions	1,118,310	1,590,118
Other liabilities	1,802,381	1,409,534
Current liabilities sub total	51,358,885	30,222,523
Liabilities related to assets held for sale	29,878	26,208
Total current liabilities	51,388,763	30,248,731
Non-current liabilities
Loans and borrowings	85,125,556	85,854,645
Trade and other payables	63,532	70,607
Provisions for employee benefits	11,023,095	9,082,792
Tax liabilities	13,982,876	12,124,520
Accrued liabilities and provisions	12,929,004	12,642,089
Other liabilities	2,173,819	1,819,460
Total non-current liabilities	125,297,882	121,594,113
Total liabilities	176,686,645	151,842,844
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional paid-in capital	6,607,699	6,607,699
Reserves	8,898,633	10,624,229
Other comprehensive income	13,534,455	11,357,894
Retained earnings	22,977,937	14,859,658
Equity attributable to the Company's shareholders	77,058,791	68,489,547
Non-controlling interest	25,631,006	22,094,225
Total equity	102,689,797	90,583,772
Total liabilities and equity	$ 279,376,442	$ 242,426,616